Balance Sheets - USD ($)	Apr. 30, 2018	Jan. 31, 2018	Jan. 31, 2017
Current Assets
Cash and cash equivalents	$ 53,425	$ 19,525	$ 2,726
Prepaid expenses	158,754
Total Current Assets	212,179	19,525	2,726
Fixed Assets
Furniture and Equipment	1,050	1,050	1,050
Accumulated Depreciation	(1,050)	(1,040)	(832)
Total Fixed Assets	0	10	218
Deferred financing costs	35,703
Investment in intellectual property	84,123	78,123
Total Assets	296,302	97,658	2,944
Current Liabilities
Accrued expenses	25,321	33,016	16,875
Accrued expense-related party	500,000	333,333
Accrued interest	48,234	28,756	6,180
Convertible note payable, net of debt discount of $297,328 (January 31, 2018 - $112,500)	257,672	112,500
Promissory notes payable	192,500	192,500	62,500
Advances from related party	(18,000)	(18,000)	(18,000)
Due to shareholder	2,308	2,308	2,208
Derivative Liability	443,067	85,560
Total Liabilities	1,487,102	805,973	105,763
Stockholders’ Equity (Deficiency)
Common stock, par value $0.001; 250,000,000 shares authorized, 133,400,000 (January 31, 2017 – 132,900,000) shares issued and outstanding	133,400	133,400	132,900
Additional paid in capital	130,123	130,123	73,123
Deficit accumulated	(1,454,323)	(971,838)	(308,842)
Total Stockholders’ Equity (Deficiency)	(1,190,800)	(708,315)	(102,819)
Total Liabilities and Stockholders’ Equity	$ 296,302	$ 97,658	$ 2,944